PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	$ 2,535	15,791	16,541	17,316